Goodwill and Intangible Assets, Net - Narrative (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Goodwill carrying amount	$ 2,457,937		$ 2,457,937		$ 2,457,937
Goodwill impairment loss	0	$ 0	0	$ 0
Amortization of other noncurrent assets	$ 27,000	$ 27,000	$ 53,000	$ 35,000	91,000	$ 33,000
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Goodwill carrying amount					2,457,937	2,457,937
Goodwill impairment loss					$ 0	$ 0